Risk and Capital Management - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Nov. 19, 2019 BRL (R$)	Nov. 19, 2019 USD ($)
Disclosure of financial risk and capital management [line items]
Total credit and finance lease operations	R$ 260,453.0	R$ 222,481.0
Total assets repossessed	R$ 390.0	657.0
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1000 business days)
VaR minimum horizon period in business days	1 day
Value at risk	R$ 278.3	R$ 381.5
Percentage of VaR of total stockholders' equity	0.24%	0.29%
Funds from clients	R$ 277,000.0
Percentage of aggregate funds from customers available on demand	38.70%
Liquid assets	R$ 172,900.0
Percentage of financial assets	100.00%	100.00%
Subordinated debt	R$ 36,627.0
Capital required for market risk standardized model, percentage	80.00%
Market risk weighted assets	R$ 25,002.0	R$ 22,871.0
Basel Ratio	15.80%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 69,292.0
Additional Common Equity Tier I Required (ACPRequired)	R$ 31,195.0	R$ 19,429.0
Fixed assets commitment percenatge	50.00%
Fixed Asset Ratio	27.90%
Surplus in Relation to Fixed Assets	R$ 31,104.0
Increase Decrease Capital Risk Weighted Assets Ratio	3.50%	2.375%
Basel Ratio [Member]
Disclosure of financial risk and capital management [line items]
Increase Decrease Capital Risk Weighted Assets Ratio	2.20%
Central Bank of Brazil [member]
Disclosure of financial risk and capital management [line items]
Tier II Capital Percentage Increase	0.60%
International market [member]
Disclosure of financial risk and capital management [line items]
Debt Instrument Face Amount 1			R$ 3,023.0	$ 750
Local Market [member]
Disclosure of financial risk and capital management [line items]
Debt Instrument Face Amount 1			R$ 2,330.0
Average [Member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 333.7	R$ 399.3
RWAMINT [Member]
Disclosure of financial risk and capital management [line items]
Market risk weighted assets	25,002.0	R$ 30,270.0
Internal credit grades [member]
Disclosure of financial risk and capital management [line items]
Market risk weighted assets	R$ 22,663.0
Short term redeemable obligation [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	62.40%
Funding [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	24.20%
Total assets [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	16.60%
IRB-Brasil Resseguros S.A. [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	86.02%	78.13%
IRB Brasil [member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%
General Reinsurance AG [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%	30.00%
Austral [member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	40.00%